Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent events
Subsequent events

18. Subsequent events

        In January 2014, Shanghai Taomee entered into an agreement with Shanghai Weiju Network Technology Co., Ltd ("Shanghai Weiju"), a Hi-tech toy design and R&D company to subscribe for 25% of Shanghai Weiju's newly issued ordinary shares for cash consideration of RMB3.0 million (approximately $0.5 million).

        On March 28, 2014, the Company's Board authorized a share repurchase program to repurchase up to $10 million worth of the outstanding American Depositary Shares ("ADSs") (each ADS represents twenty ordinary shares of the Company) over the next 12 months.